Fair Value Measurement - Additional Information (Detail) ₨ in Billions	Mar. 31, 2019 INR (₨)
Available-for-Sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale securities classified as level 1 transferred to level 2	₨ 0.1